LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Number	Dec. 31, 2012 Number
Financing Receivable, Modifications [Line Items]
Number of loans	18	18
Pre-Modification Outstanding Recorded Investment	$ 3,042	$ 4,470
Post-Modification Outstanding Recorded Investment	2,857	4,009
Number of TDRs loans	7	8
Recorded investment	739	2,587
Commercial and Inustrial Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Construction Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Commercial Real Estate Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Loans to Individuals and Overdrafts Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Residential 1 to 4 Family Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	3	0
Pre-Modification Outstanding Recorded Investment	276	0
Post-Modification Outstanding Recorded Investment	272	0
Number of TDRs loans	0	0
Recorded investment	0	0
Home Equity Line of Credit Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Below Market Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	3	0
Pre-Modification Outstanding Recorded Investment	276	0
Post-Modification Outstanding Recorded Investment	272	0
Number of TDRs loans	0	0
Recorded investment	0	0
Commercial and Inustrial Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	4	1
Pre-Modification Outstanding Recorded Investment	537	116
Post-Modification Outstanding Recorded Investment	402	114
Number of TDRs loans	3	1
Recorded investment	402	114
Construction Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2	2
Pre-Modification Outstanding Recorded Investment	134	294
Post-Modification Outstanding Recorded Investment	131	284
Number of TDRs loans	2	0
Recorded investment	131	0
Commercial Real Estate Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	1	4
Pre-Modification Outstanding Recorded Investment	645	1,281
Post-Modification Outstanding Recorded Investment	645	863
Number of TDRs loans	0	4
Recorded investment	0	863
Loans to Individuals and Overdrafts Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Residential 1 to 4 Family Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	4	2
Pre-Modification Outstanding Recorded Investment	1,084	100
Post-Modification Outstanding Recorded Investment	1,053	96
Number of TDRs loans	1	2
Recorded investment	47	96
Multi Family Residential Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	1
Pre-Modification Outstanding Recorded Investment	0	1,524
Post-Modification Outstanding Recorded Investment	0	1,514
Number of TDRs loans	0	1
Recorded investment	0	1,514
Home Equity Line of Credit Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Extended Payment Term [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	11	10
Pre-Modification Outstanding Recorded Investment	2,400	3,315
Post-Modification Outstanding Recorded Investment	2,231	2,871
Number of TDRs loans	6	8
Recorded investment	580	2,587
Commercial and Inustrial Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Construction Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Commercial Real Estate Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Loans to Individuals and Overdrafts Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Residential 1 to 4 Family Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Home Equity Line of Credit Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Commercial and Industrial Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Construction Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Commercial Real Estate Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	1	2
Pre-Modification Outstanding Recorded Investment	163	849
Post-Modification Outstanding Recorded Investment	159	837
Number of TDRs loans	1	0
Recorded investment	159	0
Loans to Individuals and Overdrafts Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of TDRs loans	0	0
Recorded investment	0	0
Residential 1 to 4 Family Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	3	0
Pre-Modification Outstanding Recorded Investment	203	0
Post-Modification Outstanding Recorded Investment	195	0
Number of TDRs loans	0	0
Recorded investment	0	0
Multi Family Residential Other [Member]
Financing Receivable, Modifications [Line Items]
Number of TDRs loans	0	0
Recorded investment	0	0
Home Equity Line of Credit Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	6
Pre-Modification Outstanding Recorded Investment	0	306
Post-Modification Outstanding Recorded Investment	0	301
Number of TDRs loans	0	0
Recorded investment	0	0
Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	4	8
Pre-Modification Outstanding Recorded Investment	366	1,155
Post-Modification Outstanding Recorded Investment	354	1,138
Number of TDRs loans	1	0
Recorded investment	$ 159	$ 0